July 11, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Versus Capital Infrastructure Income Fund (formerly, Versus Capital Real Asset Debt Fund) (the “Fund”) Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-2, initially filed on May 15, 2020 (File No. 333-238296), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the Fund.

The Amendment is being filed for the purposes of (i) making certain updates to the Fund’s proposed Prospectus in response to oral comments provided by the staff of the Securities and Exchange Commission (the “Staff”) in connection with the Staff’s review of Amendment No. 1 to the Fund’s Registration Statement; (ii) making certain risk and other updates to the Fund’s proposed Prospectus and Statement of Additional Information; and (iii) filing certain exhibits to the Registration Statement.

Payment for registration of future shares of beneficial interest of the Fund will be provided using Form 24F-2.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call Chelsea Childs of Ropes & Gray LLP at (415) 315-6374.

Very truly yours,

/s/ Jillian Varner
Jillian Varner

cc:	Mark D. Quam William R. Fuhs, Jr. Sarah Clinton Chelsea M. Childs